Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Finished goods	$ 615	$ 719	$ 138
Work-in-process	155	132	447
Total inventories	$ 770	$ 851	$ 585